EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Authorized Shares and Common Shares Issued and Fully Paid
24(a)    Common shares

	As of December 31,
	2025	2024
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At January 1, 2024	20,627,327	206
At December 31, 2024	20,627,327	206
At December 31, 2025	20,627,327	206
24.    EQUITY (continued)
24(a)    Common shares (continued)

Treasury shares	Number of shares	US$’000
At January 1, 2024	11,100	38
At December 31, 2024	11,100	38
At December 31, 2025	11,100	38

Summary of Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity
The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2025
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	16,195	16,195
Re-measuring gains on defined benefit plans	(328)	—	—	(328)
Changes in fair value of financial assets at fair value through other comprehensive income	—	809	—	809
	(328)	809	16,195	16,676
24.    EQUITY (continued)
24(c)    Other comprehensive income – net of tax (continued)

	For the year ended December 31, 2024
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(5,459)	(5,459)
Re-measuring gains on defined benefit plans	(312)	—	—	(312)
Changes in fair value of financial assets at fair value through other comprehensive income	—	(52)	—	(52)
	(312)	(52)	(5,459)	(5,823)

	For the year ended December 31, 2023
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	784	784
Re-measuring losses on defined benefit plans	1,508	—	—	1,508
Changes in fair value of financial assets at fair value through other comprehensive income	—	883	—	883
	1,508	883	784	3,175